S000011203 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI ex USA Index (reflects no deduction for expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	32.39%	7.91%	8.41%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		38.71%	11.70%	9.14%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		37.26%	11.12%	8.59%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		24.20%	9.37%	7.47%
Class X
Prospectus [Line Items]
Average Annual Return, Percent	[2]	38.84%	11.78%	9.18%

[1]	MSCI ACWI ex USA Index returns are net of withholding taxes applicable to non‑resident persons who do not benefit from double taxation treaties. Withholding rates applicable to the Fund may be lower.
[2]	The Fund’s Class X shares launched on May 1, 2022. In the table above, Class X returns for periods prior to its launch are calculated using performance of the Fund’s Class I shares.